Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net unrealized investment losses	$ 110	$ 0
Net operating loss carryforwards	61	61
Investments, including derivatives	51	0
Tax credit carryforwards	8	7
Other	26	1
Total deferred income tax assets	256	69
Less: Valuation allowance	1	1
Total net deferred income tax assets	255	68
Deferred income tax liabilities:
DAC	51	45
Policyholder liabilities and receivables	35	44
Intangibles	1	1
Investments, including derivatives	0	49
Net unrealized investment gains	0	36
Total deferred income tax liabilities	87	175
Deferred tax assets and liabilities [Abstract]
Deferred Tax Assets, Net, Total	$ 168
Deferred Tax Liabilities, Net, Total		$ (107)